Employee compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Compensation Expense [Abstract]
Wages and salaries, and short-term employee benefits expense	$ 7	$ 8
Post-employment benefit expense in profit or loss	1	2
Equity-based compensation	10	19
Employee compensation expense	19	29
Employee Compensation Accruals [Abstract]
Employee Compensation Payable	0	0
Equity-based compensation	27	39
Employee compensation payable	$ 27	$ 39